Financial risk management objectives and policies - Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 109,556
Foreign exchange forward contracts	(5,235)
Operating leases	151,216
Pension obligation	1,390
Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 146,649
Interest rate on borrowings (as a percent)	5.88%
Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 31,600
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	109,556
Foreign exchange forward contracts	(1,368)
Operating leases	16,711
Pension obligation	0
2019 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2019 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2019 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8,618
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Foreign exchange forward contracts	0
Operating leases	17,283
Pension obligation	0
2020 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2020 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2020 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8,618
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Foreign exchange forward contracts	0
Operating leases	17,449
Pension obligation	0
2021 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2021 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2021 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8,618
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Foreign exchange forward contracts	(3,867)
Operating leases	17,378
Pension obligation	0
2022 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2022 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	146,649
2022 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	5,746
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Foreign exchange forward contracts	0
Operating leases	17,511
Pension obligation	0
2023 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2023 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
2023 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Foreign exchange forward contracts	0
Operating leases	64,884
Pension obligation	1,390
Thereafter | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
Thereafter | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0
Thereafter | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 0